Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Common stock, par value (in dollars per share)	$ 0.005	$ 0.005	$ 0.005
Preferred stock, par value (in dollars per share)	$ 0.005	$ 0.005	$ 0.005
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, shares issued	31,928,894	31,928,894	21,882,466
Preferred stock, shares issued	0	0	0
Treasury stock, shares	103,600	103,600	103,600
Common stock, shares outstanding	31,825,294	31,825,294	21,778,866
Preferred stock, shares outstanding	0	0	0